Commitments and Contingencies (Details) (SureScripts-RXhub, LLC [Member], USD $) In Millions	Aug. 31, 2011	Aug. 31, 2010
SureScripts-RXhub, LLC [Member]
Guarantor Obligations [Line Items]
Amount of guarantee obligation recoverable from another guarantor	$ 0	$ 10